Leases (Operating Leases) (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Assets and Liabilities, Lessee
Right-of-use asset	$ 64
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other Assets, Miscellaneous, Noncurrent
Lease liabilities, Current	$ 5
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other Liabilities, Current
Lease liabilities, Long-term	$ 61
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent
Total lease liabilities	$ 66
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	7
Right-of-use assets obtained in exchange for lease obligations: Operating leases	$ 16
Weighted average remaining lease term (years)	39 years
Weighted average discount rate - operating leases	4.07%